Computation of Earnings per-Share - Narrative (Details)	Apr. 20, 2023 shares
Sphere Entertainment Stockholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock issued (in shares)	51,768
MSGE Retained Interest | Class A Common Stock par value $0.01 per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock issued (in shares)	17,021